Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$1,774,464	$(11,409,704)	$2,056,187	$(913,643)	$198	$136	$15.4
2021	$1,898,860	$55,335,691	$1,249,499	$8,098,093	$596	$192	$81.2
2020	$15,959,261	$53,556,375	$1,701,933	$7,078,010	$557	$128	$31.0

(1)

This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company and eXp Realty) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(2)

This column represents the amount of “compensation actually paid” to Mr. Sanford, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sanford during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sanford’s total compensation for each fiscal year to determine the “compensation actually paid”:

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$1,774,464	$-	$(13,184,168)	$(11,409,704)
2021	$1,898,860	$-	$53,436,831	$55,335,691
2020	$15,959,261	$14,529,614	$52,126,728	$53,556,375

(a)	This column represents the amount of total compensation reported for Mr. Sanford for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement.
(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2022	$-	$(7,460,533)	$-	$(10,532,787)	$(2,336,685)	$7,145,837	$(13,184,168)
2021	$-	$27,200,022	$-	$22,863,562	$-	$3,373,247	$53,436,831
2020	$47,857,784	$-	$4,263,869	$5,075	$-	$-	$52,126,728

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, for RSU awards, the closing price of our common stock on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

(3)

This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (ii) for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes; and (iii) for 2020, Jeff Whiteside, Stacey Onnen, Michael Valdes, and Courtney Keating (Chakarun).

(4)

This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for each fiscal year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,056,187	$1,207,355	$(1,761,271)	$(913,643)
2021	$1,249,499	$537,562	$7,386,157	$8,098,093
2020	$1,701,933	$1,295,100	$6,671,178	$7,078,010

(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2022	$399,609	$(1,231,751)	$94,914	$(1,123,953)	$-	$99,910	$(1,761,271)
2021	$370,482	$3,791,551	$8,859	$3,170,744	$-	$44,520	$7,386,157
2020	$4,597,094	$1,562,259	$368,238	$143,587	$-	$-	$6,671,178

(5)

This column represents cumulative Company total shareholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.

(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote [Text Block]

(1)

This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company and eXp Realty) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(3)

This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (ii) for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes; and (iii) for 2020, Jeff Whiteside, Stacey Onnen, Michael Valdes, and Courtney Keating (Chakarun).

Peer Group Issuers, Footnote [Text Block]
(6)

This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.

PEO Total Compensation Amount	$ 1,774,464	$ 1,898,860	$ 15,959,261
PEO Actually Paid Compensation Amount	$ (11,409,704)	55,335,691	53,556,375
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$1,774,464	$-	$(13,184,168)	$(11,409,704)
2021	$1,898,860	$-	$53,436,831	$55,335,691
2020	$15,959,261	$14,529,614	$52,126,728	$53,556,375

(a)	This column represents the amount of total compensation reported for Mr. Sanford for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement.
(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Non-PEO NEO Average Total Compensation Amount	$ 2,056,187	1,249,499	1,701,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ (913,643)	8,098,093	7,078,010
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for each fiscal year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,056,187	$1,207,355	$(1,761,271)	$(913,643)
2021	$1,249,499	$537,562	$7,386,157	$8,098,093
2020	$1,701,933	$1,295,100	$6,671,178	$7,078,010

(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2022	$399,609	$(1,231,751)	$94,914	$(1,123,953)	$-	$99,910	$(1,761,271)
2021	$370,482	$3,791,551	$8,859	$3,170,744	$-	$44,520	$7,386,157
2020	$4,597,094	$1,562,259	$368,238	$143,587	$-	$-	$6,671,178

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company believes that reliance on formulaic financial performance measures can result in compensation that is unrelated to the value delivered by our named executive officers because formulaic financial measures do not consider the specific performance of the executive officers or any unique circumstances or strategic considerations related to a named executive officer or the Company for the relevant fiscal year. Rather than rely on a specific formula-based model, we believe that retaining discretion to assess the overall performance of NEOs gives the Company the ability to more accurately reflect individual contributions that cannot be absolutely quantified. Consequently, in fiscal 2022 we did not employ financial performance measures or related formulas to determine executive compensation actually paid to the Company’s NEOs.

Total Shareholder Return Amount	$ 198	596	557
Peer Group Total Shareholder Return Amount	136	192	128
Net Income (Loss)	$ 15,400,000	81,200,000	31,000,000.0
PEO Name	Glenn Sanford
Additional 402(v) Disclosure [Text Block]

Description of the Information Presented in the Pay versus Performance Table

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

PEO [Member] | Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,529,614
PEO [Member] | Adjusted Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,184,168)	53,436,831	52,126,728
PEO [Member] | Fiscal Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			47,857,784
PEO [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,532,787)	22,863,562	5,075
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,263,869
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,460,533)	27,200,022
PEO [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,336,685)
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,145,837	3,373,247
Non-PEO NEO [Member] | Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,207,355	537,562	1,295,100
Non-PEO NEO [Member] | Adjusted Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,761,271)	7,386,157	6,671,178
Non-PEO NEO [Member] | Fiscal Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	399,609	370,482	4,597,094
Non-PEO NEO [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,123,953)	3,170,744	143,587
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,231,751)	3,791,551	1,562,259
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,914	8,859	$ 368,238
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 99,910	$ 44,520